ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Our accounts payable and accrued expenses consist of the following:

	December 31,
	2020	2019
Accounts payable	$1,194,659	$879,347
Accrued payroll, taxes and vacation	202,339	305,259
Other	116,763	36,589
	$1,513,761	$1,221,195